SHARE-BASED COMPENSATION - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	0
Share based compensation expense	¥ 58,353	¥ 122,654	¥ 345,259
Cancelled	(703,200)
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expenses related to options, weighted average period	2 years 6 months
Restricted stock units granted	1,386,327
Exercise price per share of restricted stock units Granted	¥ 0
Restricted stock units agggregate fair value	¥ 39,977	¥ 82,690	¥ 558,876
Restricted stock units unrecognised compensation cost	¥ 63,207
Restricted stock units weighted aveage grant date fair value	¥ 28.84	¥ 16.81	¥ 135.14
Cancelled	0	480,487	330,428
Cancelled without concurrent grant			1,613
Cash consideration			¥ 24,370
Incremental compensation cost			24,370
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options vested	¥ 12,071	¥ 13,032	19,134
Total intrinsic value of options exercised	41,271	¥ 21,293	¥ 13,933
Unrecognized compensation expenses related to options	¥ 5,663
Unrecognized compensation expenses related to options, weighted average period	5 years 1 month 17 days
Cancelled	703,200		530,700
Minimum | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units vesting period	0 years
Maximum | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units vesting period	4 years
Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares that may be issued pursuant to all awards				28,400,000
Description of increase in shares reserved	The shares reserved may be increased automatically if and whenever the unissued shares reserved accounts for less than one percent (1%) of the total then issued and outstanding shares, so that after the increase, the shares unissued and reserved under the Plan immediately after each such increase shall equal to five percent (5%) of the then issued and outstanding shares.
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	10 years
Share Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	0 years
Share Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	10 years